Short-Term Borrowings (Details)		1 Months Ended	12 Months Ended
	Aug. 11, 2020 USD ($)	Jan. 25, 2022 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Jan. 25, 2022 CNY (¥)	Aug. 30, 2021 USD ($)	Aug. 30, 2021 CNY (¥)	Aug. 11, 2020 CNY (¥)
Short-Term Borrowings (Details) [Line Items]
Interest expenses			$ 105,430	$ 12,107	$ 21,686
Bank of Jiangsu [Member]
Short-Term Borrowings (Details) [Line Items]
Non revolving loan facility	$ (294,568)								¥ 2,000,000
Interest rate	4.35%
Term of bank loan	12 months
WeBank [Member]
Short-Term Borrowings (Details) [Line Items]
Non revolving loan facility							$ (281,155)	¥ 2,000,000
Tianjin Rural Commercial Bank [Member]
Short-Term Borrowings (Details) [Line Items]
Non revolving loan facility		$ (2,530,400)				¥ 18,000,000
Interest rate		3.70%
Term of bank loan		12 years